Share Capital and Employee Compensation Plans - Dividends (Details) - $ / shares	Mar. 05, 2018	Nov. 20, 2017	Aug. 21, 2017	May 23, 2017	Feb. 27, 2017	Nov. 25, 2016	Aug. 23, 2016	May 24, 2016	Feb. 29, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid (dollars per share)		$ 0.0250	$ 0.0250	$ 0.0250	$ 0.0250	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125
Dividends Paid [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid (dollars per share)	$ 0.0350